Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of financial liability trading - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial derivative contracts
Total Financial derivative contracts	$ 11,319,320	$ 9,507,031
Forwards [Member]
Financial derivative contracts
Total Financial derivative contracts	1,818,024	1,199,062
Swaps [Member]
Financial derivative contracts
Total Financial derivative contracts	9,497,035	8,305,894
Call Options [Member]
Financial derivative contracts
Total Financial derivative contracts	2,794	1,137
Put Options [Member]
Financial derivative contracts
Total Financial derivative contracts	$ 1,467	$ 938